UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
9/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (48.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.0%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 10/1/47			$4,000,000	$4,264,375
4.00%, TBA, 10/1/47			8,000,000	8,423,750

				12,688,125
U.S. Government Agency Mortgage Obligations (42.2%)

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 10/1/47			3,000,000	3,319,688
4.50%, TBA, 11/1/47			1,000,000	1,072,070
4.50%, TBA, 10/1/47			5,000,000	5,366,406
4.00%, TBA, 11/1/47			1,000,000	1,051,172
4.00%, TBA, 10/1/47			8,000,000	8,421,875
3.50%, TBA, 11/1/47			31,000,000	31,899,725
3.50%, TBA, 10/1/47			31,000,000	31,956,641
2.50%, TBA, 10/1/47			6,000,000	5,807,344

				88,894,921

Total U.S. government and agency mortgage obligations (cost $101,804,766)				$101,583,046

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.125%, 9/30/21(i)			$116,000	$113,605

Total U.S. treasury obligations (cost $113,605)				$113,605

MORTGAGE-BACKED SECURITIES (46.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (19.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.793%, 20.826%, 4/15/37			$34,707	$53,188
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.796%, 19.27%, 11/15/35			96,874	140,309
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.275%, 18.201%, 12/15/36			68,887	96,002
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%, 16.157%, 3/15/35			235,001	339,025
Ser. 4077, Class IK, IO, 5.00%, 7/15/42			1,728,468	351,358
IFB Ser. 4678, Class MS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.866%, 4/15/47			1,186,843	264,927
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			1,405,296	266,025
Ser. 4000, Class PI, IO, 4.50%, 1/15/42			699,708	119,338
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			1,553,760	273,962
Ser. 4546, Class TI, IO, 4.00%, 12/15/45			1,049,563	165,306
Ser. 4530, Class TI, IO, 4.00%, 11/15/45			1,697,722	278,065
Ser. 4425, IO, 4.00%, 1/15/45			4,104,380	672,092
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			2,191,697	438,274
Ser. 4403, Class CI, IO, 4.00%, 10/15/44			1,181,590	190,531
Ser. 4000, Class LI, IO, 4.00%, 2/15/42			1,791,381	235,679
Ser. 4604, Class QI, IO, 3.50%, 7/15/46			3,921,081	631,961
Ser. 4580, Class ID, IO, 3.50%, 8/15/45			3,248,485	502,164
Ser. 4105, Class HI, IO, 3.50%, 7/15/41			1,159,884	130,004
Ser. 304, Class C37, IO, 3.50%, 12/15/27			1,368,273	131,348
Ser. 4210, Class PI, IO, 3.00%, 12/15/41			1,646,028	110,271
FRB Ser. 57, Class 1AX, IO, 0.367%, 7/25/43(WAC)			1,138,014	12,305
Ser. 3300, PO, zero %, 2/15/37			22,145	19,218
Ser. 3326, Class WF, zero %, 10/15/35(WAC)			854	642

Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%, 32.477%, 7/25/36			42,816	77,748
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.566%, 20.03%, 3/25/36			144,339	221,916
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 19.664%, 6/25/37			96,339	141,490
IFB Ser. 05-122, Class SE (-3.5 x 1 Month US LIBOR) + 23.10%, 18.77%, 11/25/35			119,240	160,491
IFB Ser. 08-24, Class SP (-3.667 x 1 Month US LIBOR) + 23.283%, 18.747%, 2/25/38			100,528	135,761
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.394%, 14.177%, 11/25/34			100,662	122,285
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			1,877,582	446,266
Ser. 374, Class 6, IO, 5.50%, 8/25/36			155,346	29,963
IFB Ser. 13-90, Class SD, IO (-1 x 1 Month US LIBOR) + 6.60%, 5.363%, 9/25/43			2,690,834	558,610
IFB Ser. 10-35, Class SG, IO (-1 x 1 Month US LIBOR) + 6.40%, 5.163%, 4/25/40			893,994	174,329
Ser. 378, Class 19, IO, 5.00%, 6/25/35			479,785	89,038
IFB Ser. 10-140, Class GS, IO (-1 x 1 Month US LIBOR) + 6.00%, 4.763%, 7/25/39			3,098,533	298,915
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42			455,270	105,875
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40			2,522,631	280,817
Ser. 366, Class 22, IO, 4.50%, 10/25/35			70,358	2,560
Ser. 17-7, Class JI, IO, 4.00%, 2/25/47			1,447,540	227,988
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44			1,650,826	252,735
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43			1,496,008	236,265
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43			1,115,975	161,686
Ser. 16-102, Class JI, IO, 3.50%, 2/25/46			2,539,863	377,215
Ser. 11-98, Class AI, IO, 3.50%, 11/25/37			3,656,393	222,383
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			1,819,388	140,781
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			2,097,844	202,513
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			1,975,075	125,161
Ser. 99-51, Class N, PO, zero %, 9/17/29			8,361	7,107

Federal National Mortgage Association Grantor Trust Ser. 00-T6, IO, 0.714%, 11/25/40(WAC)			967,182	20,553

Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47			1,114,566	230,793
Ser. 16-42, IO, 5.00%, 2/20/46			1,937,832	384,660
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44			867,090	176,358
Ser. 14-76, IO, 5.00%, 5/20/44			1,028,938	199,399
Ser. 15-187, Class KI, IO, 5.00%, 6/20/43			1,979,256	185,939
Ser. 13-22, Class OI, IO, 5.00%, 1/20/43			1,810,595	380,989
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			1,103,019	232,171
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43			719,939	148,883
Ser. 12-146, IO, 5.00%, 12/20/42			1,673,547	350,273
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40			428,610	26,698
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			127,919	9,548
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40			363,998	25,840
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			576,507	120,447
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			839,035	175,207
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			3,741,072	824,240
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			2,145,839	451,206
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			715,773	156,256
IFB Ser. 13-129, Class SN, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.914%, 9/20/43			993,133	154,551
IFB Ser. 13-99, Class VS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.866%, 7/16/43			607,072	95,492
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46			1,274,112	254,822
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46			2,767,419	389,376
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			1,700,066	337,888
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43			2,521,029	479,573
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43			1,035,169	129,355
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			375,742	59,886
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41			1,424,395	279,989
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			145,103	18,456
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,700,160	332,432
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			1,730,345	326,499
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40			1,787,007	341,576
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			868,159	165,188
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			807,333	185,687
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39			342,435	31,555
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39			1,425,707	101,468
Ser. 10-98, Class PI, IO, 4.50%, 10/20/37			44,703	203
IFB Ser. 14-119, Class SA, IO (-1 x 1 Month US LIBOR) + 5.60%, 4.364%, 8/20/44			2,616,925	405,623
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45			5,046,481	847,254
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45			1,569,040	260,224
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45			3,019,905	534,851
Ser. 15-60, Class PI, IO, 4.00%, 4/20/45			1,380,517	257,121
Ser. 15-40, IO, 4.00%, 3/20/45			2,646,257	551,406
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44			1,829,240	303,892
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43			1,716,066	285,336
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			1,109,889	190,734
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,775,904	304,414
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41			4,272,475	607,975
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46			1,941,700	322,163
Ser. 15-95, Class PI, IO, 3.50%, 7/20/45			2,272,787	326,713
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45			1,895,123	247,105
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			1,307,070	131,175
Ser. 13-76, IO, 3.50%, 5/20/43			3,086,617	464,567
Ser. 13-28, IO, 3.50%, 2/20/43			1,038,862	136,797
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43			1,462,185	222,413
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			2,216,284	340,665
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			1,537,744	234,752
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			1,713,935	346,018
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42			1,875,926	380,256
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38			2,390,814	272,861
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28			4,058,120	412,945
Ser. 16-H23, Class NI, IO, 2.337%, 10/20/66(WAC)			10,295,969	1,330,239
Ser. 17-H02, Class BI, IO, 2.336%, 1/20/67(WAC)			2,782,752	384,382
Ser. 16-H14, Class AI, IO, 2.332%, 6/20/66(WAC)			2,708,422	339,907
Ser. 17-H06, Class BI, IO, 2.313%, 2/20/67(WAC)			3,236,763	423,692
Ser. 16-H17, Class KI, IO, 2.281%, 7/20/66(WAC)			1,942,816	225,852
Ser. 17-H16, Class JI, IO, 2.246%, 8/20/67(WAC)			3,848,100	519,494
Ser. 16-H16, Class EI, IO, 2.237%, 6/20/66(WAC)			2,780,526	335,887
Ser. 17-H08, Class NI, IO, 2.218%, 3/20/67(WAC)			4,255,013	535,706
Ser. 16-H24, Class JI, IO, 2.203%, 11/20/66(WAC)			3,202,272	402,285
Ser. 17-H11, Class TI, IO, 2.143%, 4/20/67(WAC)			2,336,440	292,492
Ser. 15-H10, Class BI, IO, 2.116%, 4/20/65(WAC)			2,422,488	265,420
Ser. 15-H24, Class AI, IO, 2.106%, 9/20/65(WAC)			3,745,234	383,137
Ser. 17-H12, Class QI, IO, 2.056%, 5/20/67(WAC)			3,295,632	438,319
Ser. 16-H09, Class BI, IO, 2.041%, 4/20/66(WAC)			5,351,982	590,811
Ser. 16-H03, Class DI, IO, 2.024%, 12/20/65(WAC)			3,679,042	356,407
Ser. 16-H06, Class DI, IO, 1.929%, 7/20/65			5,479,055	509,552
Ser. 16-H03, Class AI, IO, 1.928%, 1/20/66(WAC)			3,101,774	315,993
Ser. 17-H11, Class DI, IO, 1.86%, 5/20/67(WAC)			2,731,026	319,189
Ser. 15-H25, Class EI, IO, 1.846%, 10/20/65(WAC)			3,479,666	324,653
Ser. 17-H16, Class IB, IO, 1.833%, 8/20/67(WAC)			3,592,339	394,044
FRB Ser. 15-H08, Class CI, IO, 1.788%, 3/20/65(WAC)			1,972,265	191,523
Ser. 17-H09, IO, 1.778%, 4/20/67(WAC)			3,821,500	435,651
Ser. 17-H10, Class MI, IO, 1.749%, 4/20/67(WAC)			5,423,267	567,816
Ser. 15-H23, Class BI, IO, 1.726%, 9/20/65(WAC)			4,177,320	370,111
Ser. 16-H10, Class AI, IO, 1.718%, 4/20/66(WAC)			5,825,099	479,406
Ser. 16-H02, Class HI, IO, 1.718%, 1/20/66(WAC)			4,287,770	409,482
Ser. 16-H24, Class CI, IO, 1.695%, 10/20/66(WAC)			2,883,745	267,254
Ser. 13-H08, Class CI, IO, 1.676%, 2/20/63(WAC)			5,104,139	327,175
Ser. 16-H14, IO, 1.67%, 6/20/66(WAC)			2,392,454	198,574
Ser. 17-H16, Class IG, IO, 1.665%, 7/20/67(WAC)			3,721,265	353,520
Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65(WAC)			5,953,233	491,142
Ser. 16-H06, Class CI, IO, 1.593%, 2/20/66(WAC)			6,054,114	469,194
Ser. 14-H21, Class BI, IO, 1.543%, 10/20/64(WAC)			3,626,163	265,798
Ser. 15-H26, Class CI, IO, 0.534%, 8/20/65(WAC)			10,079,175	165,298
Ser. 06-36, Class OD, PO, zero %, 7/16/36			2,239	1,889

				40,073,902
Commercial mortgage-backed securities (15.8%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.252%, 2/10/51(WAC)			11,095,558	657

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)			900,000	881,290
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)			695,486	694,790

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 07-T28, Class D, 6.122%, 9/11/42(WAC)			275,000	274,866
FRB Ser. 06-PW11, Class B, 5.286%, 3/11/39(WAC)			485,025	379,120

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)			4,284,907	41

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.945%, 12/15/47(WAC)			326,000	329,042
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)			822,000	738,150

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class C, 6.25%, 3/15/49(WAC)			300,000	301,500

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class D, 5.036%, 9/10/45(WAC)			779,712	708,932
FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47(WAC)			826,000	735,432

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.049%, 5/15/46(WAC)			587,234	596,055

COMM Mortgage Pass-Through Certificates 144A
FRB Ser. 12-CR3, Class E, 4.919%, 10/15/45(WAC)			350,000	304,829
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)			700,000	471,405

COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.893%, 7/15/47(WAC)			840,000	730,734
FRB Ser. 13-CR9, Class D, 4.396%, 7/10/45(WAC)			452,000	393,370
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)			566,000	380,639
Ser. 14-CR18, Class E, 3.60%, 7/15/47			493,000	313,242

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.867%, 12/15/39(WAC)			2,747,532	13,738

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)			528,518	541,231

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.945%, 4/15/50(WAC)			781,000	684,352

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			59,401	60,265

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.412%, 2/10/46(WAC)			299,000	282,641
FRB Ser. 05-GG4, Class XC, IO, 1.594%, 7/10/39(WAC)			598,947	60

GS Mortgage Securities Trust 144A
FRB Ser. 14-GC18, Class D, 5.109%, 1/10/47(WAC)			902,000	763,365
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)			528,000	489,835

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974%, 2/15/47(WAC)			844,000	751,235
FRB Ser. 14-C19, Class D, 4.82%, 4/15/47(WAC)			748,000	672,265
FRB Ser. C14, Class D, 4.721%, 8/15/46(WAC)			289,000	255,132
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47(WAC)			381,000	274,043
FRB Ser. 13-C12, Class E, 4.222%, 7/15/45(WAC)			138,000	102,461
FRB Ser. 14-C26, Class D, 4.068%, 1/15/48(WAC)			641,000	517,397
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)			656,000	399,950

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 07-CB20, Class AJ, 6.456%, 2/12/51(WAC)			571	571

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.556%, 2/12/51(WAC)			249,000	251,540
FRB Ser. 07-CB20, Class C, 6.556%, 2/12/51(WAC)			704,000	689,920
FRB Ser. 11-C3, Class E, 5.802%, 2/15/46(WAC)			121,000	121,162
FRB Ser. 11-C3, Class F, 5.802%, 2/15/46(WAC)			401,000	390,321
FRB Ser. 12-LC9, Class E, 4.53%, 12/15/47(WAC)			767,000	725,427
Ser. 13-C13, Class E, 3.986%, 1/15/46(WAC)			420,000	326,680
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)			558,000	394,602
FRB Ser. 07-CB20, Class X1, IO, 0.033%, 2/12/51(WAC)			3,801,112	1

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			120,997	122,810

LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)			824,000	73,970

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.328%, 4/20/48(WAC)			413,000	365,365

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.665%, 2/12/51(WAC)			269,000	272,228

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.171%, 12/15/49(WAC)			348,573	12,200

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.854%, 8/15/47(WAC)			1,047,000	887,827
FRB Ser. 12-C6, Class F, 4.76%, 11/15/45(WAC)			512,000	410,043
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)			800,000	568,340
FRB Ser. 13-C10, Class D, 4.219%, 7/15/46(WAC)			645,000	587,017
Ser. 14-C15, Class F, 4.00%, 4/15/47			440,000	311,263
Ser. 14-C17, Class E, 3.50%, 8/15/47			602,000	388,125
Ser. 15-C24, Class D, 3.257%, 5/15/48			383,000	278,186

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)			986,000	204,161
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)			556,000	528,200
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)			385,000	365,770

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.498%, 1/11/43(WAC)			500,000	498,500
FRB Ser. 08-T29, Class F, 6.498%, 1/11/43(WAC)			302,000	289,467
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39(WAC)			313,833	311,278

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/18 (Cayman Islands)(WAC)			158,000	2,670

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			484,430	33,910

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)			490,000	322,200

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.23%, 6/15/45(WAC)			1,050,735	788,051
FRB Ser. 07-C34, IO, 0.328%, 5/15/46(WAC)			3,134,903	6,270

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.78%, 10/15/45(WAC)			279,000	228,324
FRB Ser. 13-LC12, Class D, 4.43%, 7/15/46(WAC)			649,000	605,533
Ser. 14-LC16, Class D, 3.938%, 8/15/50			814,000	653,339

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 14-C19, Class E, 5.137%, 3/15/47(WAC)			875,000	642,324
Ser. 12-C6, Class E, 5.00%, 4/15/45(WAC)			525,000	432,833
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)			1,331,000	1,103,732
FRB Ser. 12-C7, Class E, 4.981%, 6/15/45(WAC)			875,000	727,361
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46(WAC)			1,316,000	1,135,768
FRB Ser. 13-UBS1, Class E, 4.627%, 3/15/46(WAC)			355,000	271,599
FRB Ser. 12-C10, Class D, 4.593%, 12/15/45(WAC)			996,000	884,884
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)			2,626,000	1,942,137
Ser. 14-C19, Class D, 4.234%, 3/15/47			154,000	133,517

				33,331,490
Residential mortgage-backed securities (non-agency) (11.9%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.194%, 11/27/36(WAC)			584,060	461,408
FRB Ser. 12-RR5, Class 4A8, 1 Month US LIBOR + 0.17%, 1.404%, 6/26/35			108,740	107,156

Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, 1 Month US LIBOR + 2.925%, 4.162%, 4/25/34			271,089	272,387
FRB Ser. 05-8, Class 21A1, 3.385%, 10/25/35(WAC)			401,702	401,165

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 1 Month US LIBOR + 3.25%, 6.112%, 9/25/34			33,576	14,584

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 1 Month US LIBOR + 4.30%, 5.537%, 7/25/25 (Bermuda)			261,935	267,260

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, 1 Month US LIBOR + 0.35%, 1.587%, 3/25/37			959,153	800,835

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, 1 Month US LIBOR + 1.50%, 2.389%, 9/25/35			242,089	237,350
FRB Ser. 06-OA7, Class 1A1, 2.383%, 6/25/46(WAC)			1,156,791	1,041,112
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 1.829%, 6/25/46			537,796	462,504
FRB Ser. 05-38, Class A3, 1 Month US LIBOR + 0.35%, 1.587%, 9/25/35			681,078	637,036
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.566%, 11/20/35			519,174	488,584
FRB Ser. 07-OH1, Class A1D, 1 Month US LIBOR + 0.21%, 1.447%, 4/25/47			217,637	184,779
FRB Ser. 06-OA10, Class 2A1, 1 Month US LIBOR + 0.19%, 1.427%, 8/25/46			353,745	282,996
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.427%, 8/25/46			2,108,736	1,771,339

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 1 Month US LIBOR + 11.50%, 12.737%, 1/25/25			542,060	725,996
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 1 Month US LIBOR + 10.50%, 11.737%, 10/25/28			249,814	306,597
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 1 Month US LIBOR + 10.00%, 11.237%, 7/25/28			785,686	931,339
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 1 Month US LIBOR + 9.35%, 10.587%, 4/25/28			602,434	722,639
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 1 Month US LIBOR + 7.55%, 8.787%, 12/25/27			560,986	625,212
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 1 Month US LIBOR + 5.15%, 6.387%, 11/25/28			590,000	675,837
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 1 Month US LIBOR + 4.65%, 5.887%, 10/25/28			250,000	279,249

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 1 Month US LIBOR + 12.25%, 13.487%, 9/25/28			879,683	1,144,299
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 1 Month US LIBOR + 11.75%, 12.987%, 10/25/28			500,000	661,539
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 1 Month US LIBOR + 11.75%, 12.987%, 8/25/28			589,840	746,287
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, 1 Month US LIBOR + 10.75%, 11.987%, 1/25/29			89,981	110,313
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, 1 Month US LIBOR + 10.25%, 11.487%, 1/25/29			119,974	147,712
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.137%, 10/25/28			1,557,370	1,782,681
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 6.937%, 4/25/28			1,403,350	1,577,634
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 6.787%, 4/25/28			210,000	231,789
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 1 Month US LIBOR + 5.00%, 6.237%, 7/25/25			1,787,112	1,958,384
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.237%, 7/25/25			367,331	398,384
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, 1 Month US LIBOR + 4.85%, 6.087%, 10/25/29			445,000	457,911
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.487%, 4/25/29			90,000	99,084
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.237%, 5/25/25			74,113	78,936
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.237%, 5/25/25			102,943	108,695
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 1 Month US LIBOR + 3.60%, 4.837%, 1/25/30			160,000	149,019

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 1 Month US LIBOR + 0.18%, 1.417%, 5/25/36			728,153	384,334

MortgageIT Trust FRB Ser. 05-3, Class M2, 1 Month US LIBOR + 0.795%, 2.032%, 8/25/35			198,124	174,219

Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, 1 Month US LIBOR + 6.00%, 6.987%, 4/25/27 (Bermuda)			280,000	290,872

Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, 1 Month US LIBOR + 0.16%, 1.397%, 1/25/37			617,843	576,298

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1 Month US LIBOR + 0.18%, 1.417%, 1/25/37			534,002	478,223

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.278%, 9/25/35(WAC)			535,277	551,114
FRB Ser. 05-AR19, Class A1C4, 1 Month US LIBOR + 0.40%, 1.637%, 12/25/45			455,628	441,162
FRB Ser. 05-AR17, Class A1B3, 1 Month US LIBOR + 0.35%, 1.587%, 12/25/45			893,108	848,014

				25,094,267

Total mortgage-backed securities (cost $98,597,279)				$98,499,659

CORPORATE BONDS AND NOTES (32.4%)(a)
			Principal amount	Value

Basic materials (3.8%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$89,000	$92,338

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25			60,000	59,250

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			161,000	175,893

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			18,000	19,508

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			30,000	30,600

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			200,000	203,500

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			86,000	98,900

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)			66,000	79,200

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			202,000	215,130

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			160,000	169,760

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			188,000	195,990

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			238,000	250,198

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			178,000	203,365

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			65,000	68,738

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			135,000	141,075

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			286,000	294,580

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			79,000	73,273

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			59,000	61,213

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			64,000	70,880

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			165,000	175,519

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			207,000	203,378

Constellium NV company guaranty sr. unsec. sub. notes Ser. REGS, 7.00%, 1/15/23 (Netherlands)		EUR	100,000	125,331

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			$200,000	197,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			75,000	77,438

CSTN Merger Sub, Inc. 144A company guaranty sr. notes 6.75%, 8/15/24			105,000	104,738

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			200,000	204,750

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			87,000	89,393

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			179,000	185,824

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			131,000	142,790

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			207,000	233,910

Grinding Media, Inc./Moly-Cop Altasteel, Ltd. 144A sr. sub. notes 7.375%, 12/15/23			40,000	43,400

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			62,000	69,440

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			106,000	113,685

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			100,000	103,036

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			154,000	163,433

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			139,000	144,560

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			111,000	115,163

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			35,000	36,663

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			130,000	139,854

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			132,000	133,320

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			73,000	73,913

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			15,000	15,225

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			345,000	357,938

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			15,000	17,100

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			133,000	143,308

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			21,000	22,890

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			216,000	253,260

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			45,000	49,500

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			139,000	170,101

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			45,000	48,038

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25			35,000	35,044

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			135,000	138,038

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			80,000	82,300

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			45,000	46,125

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			115,000	123,913

United States Steel Corp. sr. unsec. notes 6.875%, 8/15/25			45,000	46,013

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			122,000	127,795

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			137,000	142,994

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			66,000	70,620

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)			121,000	125,840

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			70,000	68,600

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			241,000	264,799

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			165,000	186,038

				7,915,408
Capital goods (1.8%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			240,000	250,800

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27			25,000	25,188

ARD Finance SA sr. notes 6.625%, 9/15/23 (Luxembourg)(PIK)		EUR	100,000	126,192

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			$245,000	268,581

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			82,000	85,810

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			87,000	90,698

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22			105,000	109,594

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			185,000	198,413

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			247,000	272,318

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			100,000	117,500

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			240,000	246,000

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			196,000	203,350

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			223,000	228,018

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)		EUR	100,000	120,355

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			$85,000	90,100

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			127,000	135,255

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25			25,000	25,875

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			190,000	199,500

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			4,000	4,100

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			328,000	347,680

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			45,000	46,350

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			76,000	77,853

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			145,000	149,713

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			41,000	41,769

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			113,000	114,978

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			215,000	226,825

				3,802,815
Communication services (3.7%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			200,000	212,000

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)			200,000	220,000

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			200,000	211,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			66,000	73,178

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			35,000	36,050

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			178,000	184,453

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			220,000	232,925

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			44,000	46,134

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/27			41,000	41,564

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			84,000	87,465

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			11,000	11,127

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			50,000	52,173

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			189,000	192,308

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			135,000	137,363

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			217,000	231,919

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			318,000	321,578

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			146,000	161,148

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			235,000	271,131

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			400,000	392,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			127,000	133,112

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			35,000	29,663

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			136,000	117,980

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			35,000	26,688

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			23,000	21,793

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			8,000	8,600

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			278,000	282,170

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			42,000	27,090

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			36,000	38,970

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			200,000	216,000

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			400,000	417,500

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			200,000	210,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			182,000	203,840

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			64,000	68,747

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			523,000	606,680

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			175,000	194,469

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			218,000	229,445

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			135,000	145,355

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			65,000	70,057

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	365,000	468,425

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)		EUR	257,000	343,252

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			$172,000	185,760

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			60,000	62,382

Virgin Media Secured Finance PLC company guaranty sr. notes Ser. REGS, 5.125%, 1/15/25 (United Kingdom)		GBP	100,000	140,662

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)		GBP	100,000	137,831

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$239,000	241,390

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			209,000	147,868

				7,891,745
Consumer cyclicals (4.9%)

AA Bond Co., Ltd. notes Ser. REGS, 5.50%, 7/31/22 (Jersey)		GBP	100,000	137,999

ADT Corp. (The) company guaranty sr. unsub. notes 4.125%, 6/15/23			$43,000	43,753

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			45,000	44,381

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			71,000	71,533

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			135,000	132,638

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			150,000	159,750

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			198,000	206,474

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			97,000	34,920

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			109,000	116,562

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			80,000	87,400

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			40,000	42,700

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			43,000	44,456

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			52,000	53,365

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			65,000	65,650

Cirsa Funding Luxembourg SA company guaranty sr. unsec. notes Ser. REGS, 5.875%, 5/15/23 (Luxembourg)		EUR	100,000	124,225

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			$76,000	75,240

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			105,000	108,150

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			285,000	280,013

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			160,000	160,000

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			236,000	253,700

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			80,000	85,200

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			175,000	189,438

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			70,000	73,850

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			99,000	104,569

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			65,000	70,931

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	335,000	278,155

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			$140,000	149,450

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			90,000	93,713

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			135,000	141,750

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			180,000	183,600

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			166,000	125,330

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			80,000	85,800

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			257,000	280,773

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			215,000	225,481

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			45,000	48,488

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37			43,000	32,250

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			158,000	153,655

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			73,000	77,198

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			129,000	135,128

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			60,000	62,100

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			20,000	20,931

Matalan Finance PLC sub. notes Ser. REGS, 6.875%, 6/1/19 (United Kingdom)		GBP	100,000	132,951

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			$30,000	31,331

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			80,000	82,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			175,000	196,875

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			125,000	76,250

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			78,000	36,660

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			100,000	52,000

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			156,000	161,460

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			70,000	72,888

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			88,000	90,420

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			90,000	93,263

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			125,000	130,938

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			83,000	86,528

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			85,000	88,188

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			200,000	206,520

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			48,000	49,620

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			109,000	112,270

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			45,000	35,091

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			10,000	12,253

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			155,000	169,012

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			40,000	40,450

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			89,000	91,670

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			165,000	166,444

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			145,000	150,264

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			376,000	416,420

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			216,000	229,230

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			280,000	287,350

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			105,000	113,006

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			115,000	117,444

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			155,000	158,875

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			195,000	198,413

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			95,000	101,175

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			15,000	15,600

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			30,000	32,729

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			201,000	213,623

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			100,000	98,250

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			300,000	307,875

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			70,000	72,888

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			43,000	43,645

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			131,000	140,170

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			107,000	111,280

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25			201,000	203,010

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			87,000	87,026

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			76,000	76,268

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			99,000	100,855

				10,351,177
Consumer staples (1.7%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			55,000	56,733

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			80,000	81,200

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)(FWC)			55,000	55,825

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			100,000	100,350

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			25,000	26,375

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			258,000	277,673

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			156,000	168,870

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			104,000	107,900

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			395,000	419,194

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			135,000	137,025

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	305,000	365,865

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			$98,000	59,780

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			185,000	188,238

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			310,000	313,488

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			104,000	99,060

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			115,000	121,756

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			115,000	121,181

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			65,000	66,950

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			130,000	136,500

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			32,000	33,360

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			80,000	82,600

Pizzaexpress Financing 2 PLC company guaranty sr. notes Ser. REGS, 6.625%, 8/1/21 (United Kingdom)		GBP	100,000	127,128

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			$219,000	169,178

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			115,000	100,338

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			138,000	134,033

				3,550,600
Energy (7.1%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			360,000	388,800

Andeavor Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			53,000	56,776

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			40,000	41,700

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			150,000	153,938

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			67,000	71,858

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			77,000	50,050

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			269,000	289,511

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			100,000	103,000

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			20,000	18,450

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			92,000	99,130

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			43,000	42,570

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			93,000	93,930

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			35,000	35,350

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			20,000	18,150

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			376,000	362,840

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			67,000	67,168

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			78,000	80,828

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			25,000	15,000

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			55,000	53,694

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			190,000	198,075

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			50,000	51,000

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			155,000	166,625

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			201,000	167,333

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			70,000	54,513

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			37,000	37,370

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 8.82%, 6/15/20			30,000	30,488

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)			217,000	237,112

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			166,000	174,093

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25			205,000	206,794

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			48,000	49,680

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			105,000	105,788

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656%, 6/7/22 (Russia)			430,000	485,900

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			18,000	15,435

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			70,000	61,075

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			40,000	39,050

Murphy Oil Corp. sr. unsec. unsub. notes 5.75%, 8/15/25			80,000	82,392

Murray Energy Corp. 144A notes 11.25%, 4/15/21			92,000	54,855

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			87,000	92,873

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			80,000	84,100

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			127,000	112,713

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			151,000	153,265

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			119,000	121,083

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)			200,000	214,472

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			285,000	299,154

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			1,590,000	1,750,590

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			270,000	324,338

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			572,000	661,590

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			1,381,000	1,475,944

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			132,000	141,900

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)			688,000	208,808

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			1,103,000	332,279

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			760,000	230,660

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.625%, 6/15/35 (Mexico)			380,000	409,450

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			475,000	441,750

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,784,000	1,780,908

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			45,000	45,956

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			6,000	5,520

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			191,000	198,640

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			69,000	72,307

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			76,000	73,910

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			9,000	8,798

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			85,000	83,300

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			43,000	43,860

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24			45,000	46,575

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			80,000	80,600

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			133,000	138,985

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			20,000	2

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20			95,000	96,069

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			107,000	108,070

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			64,000	60,320

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			31,000	31,233

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			98,000	98,245

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			45,000	45,731

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			80,000	83,300

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25			40,000	41,200

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)			41,000	41,103

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			25,000	25,750

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			45,000	49,500

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			39,000	43,729

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			110,000	119,625

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			297,000	307,024

				15,045,550
Financials (4.2%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			150,000	154,500

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			338,000	435,986

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			85,000	92,157

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			72,000	98,100

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			50,000	54,688

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			80,000	90,450

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			75,000	82,214

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			125,000	134,844

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			325,000	351,715

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20			43,000	37,625

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			174,000	185,745

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			119,000	120,785

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			100,000	55,500

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31			250,000	320,656

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			100,000	128,262

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			80,000	82,700

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			53,000	53,133

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			220,000	229,075

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			75,000	79,125

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			75,000	78,188

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			68,000	70,173

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			195,000	200,850

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			9,000	8,803

Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)			200,000	208,750

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			45,000	46,575

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			45,000	45,675

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			169,000	193,505

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			160,000	165,872

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28(R)			40,000	40,352

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			270,000	275,400

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			64,000	66,400

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			83,000	86,631

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			135,000	141,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)			200,000	221,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			95,000	120,650

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			200,000	209,450

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 7.75%, 5/29/18 (Russia)			900,000	928,368

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			250,000	273,125

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			50,000	56,500

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			43,000	45,043

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			107,000	108,070

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			25,000	23,125

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152%, perpetual maturity (Jersey)		EUR	200,000	239,878

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			$114,000	116,138

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			255,000	287,319

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			698,000	717,195

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			700,000	757,750

VTB Bank PJSC via VTB Eurasia DAC 144A unsec. sub. FRN 9.50%, perpetual maturity (Russia)			300,000	337,125

				8,857,420
Health care (2.3%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			190,000	183,588

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			130,000	131,625

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			126,000	121,275

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			106,000	96,990

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			155,000	167,594

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			34,000	35,275

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			135,000	140,906

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			60,000	58,950

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			288,000	226,080

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			30,000	29,213

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			42,000	37,905

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			120,000	20,400

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			25,000	19,438

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			200,000	165,000

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			158,000	128,770

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			53,000	55,319

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			130,000	140,075

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			222,000	241,703

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			205,000	212,431

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			74,000	84,915

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			150,000	156,938

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			109,000	121,263

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			132,000	119,130

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			105,000	108,213

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			25,000	24,625

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			245,000	240,100

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			478,000	507,875

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			90,000	93,600

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			35,000	36,145

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			164,000	174,776

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			63,000	64,103

Unilabs Subholding AB company guaranty sr. unsec. notes Ser. REGS, 5.75%, 5/15/25 (Sweden)		EUR	100,000	121,108

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			$193,000	169,116

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			289,000	255,404

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			80,000	70,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			89,000	88,889

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			130,000	138,787

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			45,000	47,588

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			60,000	63,150

				4,898,462
Technology (1.5%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			506,000	427,570

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			583,000	644,113

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			56,000	59,797

First Data Corp. 144A notes 5.75%, 1/15/24			170,000	177,863

First Data Corp. 144A sr. notes 5.375%, 8/15/23			150,000	156,900

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			226,000	241,165

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			264,000	268,699

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			188,000	194,932

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			51,000	52,466

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			180,000	183,600

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24			71,000	74,728

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			236,000	268,674

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7.875%, 10/1/20 (Germany)		EUR	230,000	277,945

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			$135,000	136,603

				3,165,055
Transportation (0.1%)

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			175,000	181,563

				181,563
Utilities and power (1.3%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			280,000	294,350

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			85,000	87,338

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			91,000	93,275

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			180,000	205,200

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			247,000	233,106

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			65,000	64,675

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			40,000	41,350

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			290,000	320,230

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			206,000	214,498

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			132,000	136,785

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			120,000	123,900

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			76,000	78,660

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			80,000	85,900

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			195,000	141,863

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			80,000	86,000

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			148,000	155,030

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			93,000	95,674

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			199,000	205,219

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			119,000	298

				2,663,351

Total corporate bonds and notes (cost $67,389,654)				$68,323,146

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.8%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)			$285,000	$297,589

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			160,000	168,800

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			1,233,000	1,332,257

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)		BRL	2,630	876,599

Buenos Aires (Province of) unsec. FRN Argentina Deposit Rates BADLAR + 3.83%, 24.955%, 5/31/22 (Argentina)		ARS	6,180,000	365,923

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$390,000	424,125

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			1,075,000	1,236,250

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			430,000	495,581

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 6.50%, 2/15/23 (Argentina)			180,000	189,900

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7.00%, 4/4/44 (Costa Rica)			200,000	212,500

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)			375,000	451,875

Dominican (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/25/27 (Dominican Republic)			150,000	161,250

Egypt (Arab Republic of) 144A sr. unsec. bonds 8.50%, 1/31/47 (Egypt)			400,000	445,000

Egypt (Arab Republic of) 144A sr. unsec. notes 6.125%, 1/31/22 (Egypt)			200,000	207,000

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)		EUR	832,000	971,069

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)		EUR	62,000	55,249

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	63,000	57,184

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)		EUR	167,000	153,250

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	1,108,933	1,038,309

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	633,267	603,355

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	546,533	538,908

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)		EUR	106,000	108,703

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	500,000	523,653

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	604,753	643,411

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	690,192	762,470

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2.00% (3.00%, 2/24/20), 2/24/40 (Greece)(STP)		EUR	16,000	13,268

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			$300,000	327,000

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)			575,000	732,406

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	368,625

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			220,000	233,383

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)			515,000	507,597

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			235,000	250,863

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			354,000	622,155

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			200,000	222,250

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	1,011,000	285,172

Ukraine (Government of) 144A unsec. notes 7.75%, 9/1/27 (Ukraine)			$176,000	180,506

United Mexican States sr. unsec. notes Ser. GMTN, 5.75%, 10/12/10 (Mexico)			220,000	235,116

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)			265,000	87,781

Total foreign government and agency bonds and notes (cost $15,305,740)				$16,386,332

PURCHASED SWAP OPTIONS OUTSTANDING (1.5%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Notional/Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		$49,739,000	$137,777

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		22,382,600	125,119

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625		22,382,600	116,390

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325		49,739,000	79,085

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		2,188,500	174,336

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		6,386,000	57,602

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		9,947,800	57,299

2.1565/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.1565		29,990,000	55,182

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		9,947,800	53,022

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		9,947,800	40,189

1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175		29,843,000	33,424

2.135/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.135		29,990,000	32,689

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		9,947,800	28,351

1.6525/3 month USD-LIBOR-BBA/Dec-18	Dec-17/1.6525		29,843,400	15,519

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		6,386,000	12,517

(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	3,410,000	5,280

1.541/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.541		$39,791,200	5,173

1.905/3 month USD-LIBOR-BBA/Oct-27	Oct-17/1.905		19,994,000	1,999

2.023/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.023		14,921,700	1,194

Credit Suisse International

(2.09)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.09		15,082,000	288,212

(2.18)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.18		19,895,600	245,512

(2.34875)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.34875		30,164,000	111,607

(2.187)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.187		9,947,800	91,719

(2.41625)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.41625		39,791,200	77,593

Goldman Sachs International

(0.597)/3 month GBP-LIBOR-BBA/Nov-19	Nov-17/0.597	GBP	25,575,000	186,432

(2.25)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.25		$14,921,700	119,523

(1.6775)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.6775		23,874,720	62,552

2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27		4,774,900	59,925

2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485		1,989,600	58,196

-0.117/6 month EUR-EURIBOR-Reuters/Nov-19	Nov-17/-0.117	EUR	34,100,000	36,676

(2.55)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.55		$29,843,400	12,833

(-0.117)/6 month EUR-EURIBOR-Reuters/Nov-19	Nov-17/-0.117	EUR	34,100,000	10,882

2.09275/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.09275		$30,958,900	6,811

2.015/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.015		15,479,000	5,882

1.995/3 month USD-LIBOR-BBA/Oct-27	Oct-17/1.995		15,479,000	5,727

1.95/3 month USD-LIBOR-BBA/Nov-27	Nov-17/1.95		15,479,000	4,798

1.796/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.796		29,843,400	3,283

1.6775/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.6775		23,874,720	2,626

0.597/3 month GBP-LIBOR-BBA/Nov-19	Nov-17/0.597	GBP	25,575,000	2,056

0.538/3 month GBP-LIBOR-BBA/Oct-18	Oct-17/0.538	GBP	36,827,600	493

1.3463/3 month GBP-LIBOR-BBA/Oct-27	Oct-17/1.3463	GBP	3,410,000	274

1.296/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.296		$59,686,800	60

1.925/3 month USD-LIBOR-BBA/Oct-27	Oct-17/1.925		19,994,000	20

JPMorgan Chase Bank N.A.

(2.176)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.176		14,921,700	167,421

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		49,739,000	141,259

(2.23)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.23		14,921,700	127,879

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		22,382,600	126,462

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25		22,382,600	115,047

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919		49,739,000	76,598

(2.456)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.456		29,843,400	12,833

(2.53)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.53		29,843,400	10,147

1.585/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		29,843,000	7,461

(1.585)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		29,843,000	2,686

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		19,895,600	20

Total purchased swap options outstanding (cost $3,586,826)				$3,213,652

SENIOR LOANS (1.5%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.273%, 7/2/22			$193,321	$129,912

Air Methods Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.833%, 4/21/24			63,924	63,025

Avaya, Inc. bank term loan FRN Ser. B6, BBA LIBOR USD 3 Month + 5.50%, 6.814%, 3/31/18 (In default)(NON)			140,056	117,647

Avaya, Inc. bank term loan FRN Ser. B7, BBA LIBOR USD 3 Month + 5.25%, 6.564%, 5/29/20 (In default)(NON)			214,235	182,100

BWAY Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.481%, 4/3/24			54,863	54,941

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, BBA LIBOR USD 3 Month + 7.75%, 11.75%, 3/1/18 (In default)(NON)			264,788	321,056

Capital Automotive LP bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.235%, 3/24/25			42,897	43,326

Casella Waste Systems, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 3.984%, 10/17/23			273,200	273,883

CCC Information Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 7.985%, 3/30/25			53,000	54,458

Chesapeake Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.814%, 8/23/21			235,000	252,405

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.083%, 5/3/24			33,397	33,449

First Data Corp. bank term loan FRN BBA LIBOR USD 3 Month + 2.50%, 3.737%, 4/26/24			94,277	94,523

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.235%, 10/25/23			35,000	29,575

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 5.985%, 4/16/21			43,000	40,124

Gates Global, LLC/Gates Global Co. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.583%, 3/31/24			57,613	57,816

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.833%, 10/18/19			151,689	130,940

iHeartCommunications, Inc. bank term loan FRN Ser. D, BBA LIBOR USD 3 Month + 6.75%, 8.083%, 1/30/19			319,000	244,992

Kronos, Inc./MA bank term loan FRN BBA LIBOR USD 3 Month + 8.25%, 9.561%, 11/1/24			80,000	82,340

MEG Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 4.833%, 12/31/23			102,485	101,918

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.24%, 8/7/20			147,375	148,358

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.481%, 10/25/20			172,045	127,959

PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.24%, 3/10/22			44,885	38,008

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.735%, 9/7/23			158,400	141,818

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 9.00%, 10.25%, 2/4/25			30,000	29,775

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 5.75%, 8/10/24			55,000	55,413

Solenis International LP bank term loan FRN BBA LIBOR USD 3 Month + 6.75%, 8.067%, 7/31/22			31,000	30,874

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 8.50%, 9.735%, 3/19/21			59,964	58,166

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 5.735%, 3/19/20			96,662	92,312

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BF1, BBA LIBOR USD 3 Month + 4.75%, 5.99%, 4/1/22			69,538	70,750

Total senior loans (cost $3,296,655)				$3,101,863

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
			Principal amount	Value

Basic materials (—%)

Cemex SAB de CV cv. unsec. sub. notes 3.72%, 3/15/20 (Mexico)			$19,000	$21,280

				21,280
Capital goods (0.1%)

Aerojet Rocketdyne Holdings, Inc. 144A cv. sr. unsec. sub. notes 2.25%, 12/15/23			21,000	31,277

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21			29,000	32,951

Greenbrier Cos., Inc. (The) 144A cv. sr. unsec. notes 2.875%, 2/1/24			21,000	23,599

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22			16,000	16,520

II-VI, Inc. 144A cv. sr. unsec. notes 0.25%, 9/1/22			10,000	11,163

Kaman Corp. 144A cv. sr. unsec. notes 3.25%, 5/1/24			17,000	18,403

				133,913
Communication services (—%)

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			59,000	66,006

				66,006
Consumer cyclicals (0.2%)

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			26,000	35,165

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46			48,000	56,880

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23			44,000	53,231

Liberty Media Corp. cv. sr. unsec. unsub. bonds 2.25%, 9/30/46			20,000	21,250

Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2.50%, 5/15/19			21,000	27,707

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23			22,000	21,313

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19			21,000	23,021

Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21			13,000	14,918

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18			34,000	65,641

Square, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/22			22,000	30,869

Tesla, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21			16,000	18,020

				368,015
Consumer staples (—%)

IAC FinanceCo, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 10/1/22			25,000	26,016

Liberty Expedia Holdings, Inc. cv. sr. unsec. unsub. bonds 1.00%, 6/30/47			27,000	28,704

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20			21,000	23,966

Wayfair, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 9/1/22			15,000	14,531

				93,217
Energy (0.1%)

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845) (Cayman Islands)(RES)			35,887	54,548

Chesapeake Energy Corp. 144A cv. sr. unsec. bonds 5.50%, 9/15/26			24,000	22,020

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23			14,000	15,243

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20			34,000	30,303

				122,114
Financials (0.1%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)			31,000	35,398

Colony Starwood Homes 144A cv. sr. unsec. notes 3.50%, 1/15/22(R)			26,000	29,201

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3.00%, 7/1/20			16,000	18,300

Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.375%, 2/1/22			14,000	14,219

Heritage Insurance Holdings, Inc. 144A cv. company guaranty sr. unsec. bonds 5.875%, 8/1/37			12,000	12,870

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			29,000	32,299

				142,287
Health care (0.1%)

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.50%, 10/15/20			19,000	22,741

Clovis Oncology, Inc. cv. sr. unsec. notes 2.50%, 9/15/21			15,000	23,119

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2.00% (zero%, 3/1/18), 3/1/42(STP)			12,000	14,610

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22			27,000	24,266

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)			56,000	58,975

Medicines Co. (The) cv. sr. unsec. unsub. notes 2.75%, 7/15/23			31,000	32,589

Neurocrine Biosciences, Inc. 144A cv. sr. unsec. notes 2.25%, 5/15/24			10,000	11,381

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21			13,000	15,494

Pacira Pharmaceuticals, Inc. (Delaware) 144A cv. sr. unsec. sub. notes 2.375%, 4/1/22			22,000	21,478

Sucampo Pharmaceuticals, Inc. cv. sr. unsec. notes 3.25%, 12/15/21			22,000	22,729

Teladoc, Inc. 144A cv. sr. unsec. notes 3.00%, 12/15/22			15,000	16,284

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20			21,000	22,693

				286,359
Technology (0.4%)

Carbonite, Inc. 144A cv. sr. unsec. unsub. notes 2.50%, 4/1/22			11,000	12,471

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			14,000	16,240

Cypress Semiconductor Corp. cv. sr. unsec. notes 4.50%, 1/15/22			21,000	27,418

Electronics For Imaging, Inc. cv. sr. unsec. unsub. bonds 0.75%, 9/1/19			27,000	28,063

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36			25,000	23,438

HubSpot, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/22			22,000	24,351

Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 9/1/21			22,000	22,536

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22			30,000	32,063

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39			31,000	56,963

J2 Cloud Services, LLC cv. sr. unsec. notes 3.25%, 6/15/29			25,000	30,953

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			5,000	15,516

Microchip Technology, Inc. 144A cv. sr. unsec. sub. notes 1.625%, 2/15/27			84,000	102,008

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			36,000	49,748

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33			11,000	39,469

Nice Systems, Inc. 144A cv. company guaranty sr. unsec. notes 1.25%, 1/15/24			22,000	24,805

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41			14,000	76,913

NXP Semiconductors NV cv. sr. unsec. bonds 1.00%, 12/1/19			18,000	21,758

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			34,000	40,566

OSI Systems, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/1/22			29,000	31,320

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20			26,000	32,484

RealPage, Inc. 144A cv. sr. unsec. notes 1.50%, 11/15/22			30,000	34,875

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19			20,000	30,775

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18			24,000	33,705

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18			16,000	25,690

Teradyne, Inc. 144A cv. sr. unsec. notes 1.25%, 12/15/23			26,000	34,596

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			14,000	23,625

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			26,000	23,871

Workday, Inc. 144A cv. sr. unsec. notes 0.25%, 10/1/22			15,000	14,916

				931,136
Transportation (—%)

Air Transport Services Group, Inc. 144A cv. sr. unsec. notes 1.125%, 10/15/24			25,000	25,828

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			15,000	13,472

				39,300

Total convertible bonds and notes (cost $2,097,329)				$2,203,627

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value

Bank of America N.A.

USD/CNH (Put)	Dec-17/CNH 6.50	$10,484,000		$10,484,000	$13,535

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/$100.52	11,000,000		11,000,000	103,642

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.42	11,000,000		11,000,000	97,427

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/100.33	11,000,000		11,000,000	91,454

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/100.91	22,000,000		22,000,000	44,814

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/100.24	50,000,000		50,000,000	226,650

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Oct-17/98.16	3,000,000		3,000,000	39

Total purchased options outstanding (cost $746,740)					$577,561

COMMON STOCKS (0.1%)(a)
				Shares	Value

CHC Group, LLC (Units) (acquired 3/23/17, cost $10,107) (Cayman Islands)(RES)(NON)				697	$4,879

Halcon Resources Corp.(NON)				11,413	77,608

Milagro Oil & Gas, Inc. (Units)(F)				98	7,938

Nine Point Energy				537	7,389

SandRidge Energy, Inc.(NON)				3,221	64,712

Tervita Corp. Class A (Canada)				191	1,454

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)				10,369	10,887

Tribune Media Co. Class 1C(F)				55,356	13,839

Total common stocks (cost $269,894)					$188,706

PREFERRED STOCKS (0.1%)(a)
				Shares	Value

GMAC Capital Trust I Ser. 2, $0.00 cum. ARP				6,980	$184,272

Total preferred stocks (cost $175,813)					$184,272

CONVERTIBLE PREFERRED STOCKS (—%)(a)
				Shares	Value

Nine Point Energy 6.75% cv. pfd.				13	$13,456

Total convertible preferred stocks (cost $13,000)					$13,456

WARRANTS (—%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.		9/9/20	$14.04	3,100	$1,705

Total warrants (cost $—)					$1,705

SHORT-TERM INVESTMENTS (10.3%)(a)
				Principal amount/shares	Value

Putnam Short Term Investment Fund 1.17%(AFF)			Shares	12,479,794	$12,479,794

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.92%(P)			Shares	110,000	110,000

U.S. Treasury Bills 1.121%, 2/8/18(SEG)(SEGSF)(SEGCCS)				$4,072,000	4,056,241

U.S. Treasury Bills 1.081%, 2/15/18(SEG)(SEGSF)(SEGCCS)				61,000	60,751

U.S. Treasury Bills 1.052%, 2/1/18(SEGCCS)				16,000	15,942

U.S. Treasury Bills 1.044%, 1/11/18(SEGCCS)				149,000	148,577

U.S. Treasury Bills 1.043%, 1/25/18(SEGSF)(SEGCCS)				892,000	889,022

U.S. Treasury Bills 1.041%, 12/7/17(SEGSF)(SEGCCS)				3,138,000	3,132,333

U.S. Treasury Bills 1.030%, 1/18/18(SEGSF)(SEGCCS)				544,000	542,352

U.S. Treasury Bills 1.029%, 12/14/17(SEGCCS)				267,000	266,482

Total short-term investments (cost $21,700,745)					$21,701,494

TOTAL INVESTMENTS

Total investments (cost $315,098,046)					$316,092,124

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $130,211,695) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$1,212,877	$1,184,770	$28,107
	Australian Dollar	Sell	10/18/17	1,212,877	1,208,075	(4,802)
	Canadian Dollar	Buy	10/18/17	1,190,282	1,197,775	(7,493)
	Canadian Dollar	Sell	10/18/17	1,190,282	1,144,912	(45,370)
	Euro	Sell	12/20/17	1,053,145	1,059,521	6,376
	Mexican Peso	Buy	10/18/17	10,616	10,477	139
	Mexican Peso	Sell	10/18/17	10,616	10,668	52
	New Zealand Dollar	Buy	10/18/17	1,737,333	1,741,682	(4,349)
	New Zealand Dollar	Sell	10/18/17	1,737,333	1,735,284	(2,049)
	Norwegian Krone	Buy	12/20/17	1,852,271	1,871,953	(19,682)
	Russian Ruble	Buy	12/20/17	2,156,877	2,101,818	55,059
Barclays Bank PLC
	Australian Dollar	Buy	10/18/17	26,352	26,412	(60)
	Australian Dollar	Sell	10/18/17	26,352	25,705	(647)
	British Pound	Sell	12/20/17	391,950	379,892	(12,058)
	Euro	Sell	12/20/17	2,088,959	2,111,075	22,116
	Japanese Yen	Sell	11/15/17	183,326	187,261	3,935
	New Zealand Dollar	Buy	10/18/17	1,447,633	1,476,736	(29,103)
	New Zealand Dollar	Sell	10/18/17	1,447,633	1,445,954	(1,679)
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	1,094,844	1,097,466	(2,622)
	Australian Dollar	Sell	10/18/17	1,094,844	1,104,772	9,928
	Brazilian Real	Buy	10/3/17	1,865,084	1,866,194	(1,110)
	Brazilian Real	Sell	10/3/17	1,865,084	1,812,297	(52,787)
	Brazilian Real	Sell	1/3/18	763,650	771,888	8,238
	British Pound	Sell	12/20/17	1,455,103	1,400,743	(54,360)
	Canadian Dollar	Buy	10/18/17	2,225,065	2,192,697	32,368
	Canadian Dollar	Sell	10/18/17	2,225,065	2,203,091	(21,974)
	Mexican Peso	Buy	10/18/17	261,804	259,388	2,416
	Mexican Peso	Sell	10/18/17	261,804	263,304	1,500
	New Zealand Dollar	Buy	10/18/17	2,732,508	2,754,104	(21,596)
	New Zealand Dollar	Sell	10/18/17	2,732,508	2,753,214	20,706
	Norwegian Krone	Buy	12/20/17	1,041,507	1,062,320	(20,813)
	Russian Ruble	Buy	12/20/17	2,124,162	2,096,245	27,917
	South African Rand	Buy	10/18/17	29,097	29,402	(305)
	South African Rand	Sell	10/18/17	29,097	29,024	(73)
	Swedish Krona	Sell	12/20/17	350,780	360,849	10,069
Credit Suisse International
	Australian Dollar	Buy	10/18/17	1,113,902	1,086,125	27,777
	Canadian Dollar	Buy	10/18/17	48,733	46,937	1,796
	Canadian Dollar	Sell	10/18/17	48,733	49,169	436
	Euro	Buy	12/20/17	635,425	646,634	(11,209)
	Japanese Yen	Sell	11/15/17	2,123,291	2,156,190	32,899
	New Zealand Dollar	Buy	10/18/17	521,561	520,975	586
	New Zealand Dollar	Sell	10/18/17	521,561	525,466	3,905
	Swedish Krona	Sell	12/20/17	1,038,711	1,038,495	(216)
Goldman Sachs International
	Australian Dollar	Buy	10/18/17	28,861	127,070	(98,209)
	Canadian Dollar	Buy	10/18/17	1,121,830	1,112,016	9,814
	Canadian Dollar	Sell	10/18/17	1,121,830	1,104,517	(17,313)
	Euro	Buy	12/20/17	478,972	483,804	(4,832)
	Hungarian Forint	Sell	12/20/17	1,025,357	1,038,332	12,975
	Indonesian Rupiah	Buy	11/15/17	10,897	9,856	1,041
	Japanese Yen	Sell	11/15/17	137,759	140,751	2,992
	New Zealand Dollar	Buy	10/18/17	2,083,500	2,111,478	(27,978)
	New Zealand Dollar	Sell	10/18/17	2,083,500	2,096,618	13,118
	Norwegian Krone	Buy	12/20/17	283,633	290,655	(7,022)
	South African Rand	Sell	10/18/17	875,634	905,836	30,202
	Swedish Krona	Sell	12/20/17	2,030,467	2,088,687	58,220
	Swiss Franc	Sell	12/20/17	11,004	10,589	(415)
	Turkish Lira	Buy	12/20/17	3,030,286	3,099,411	(69,125)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/17	1,052,494	1,060,204	(7,710)
	Australian Dollar	Sell	10/18/17	1,052,494	1,055,620	3,126
	Canadian Dollar	Buy	10/18/17	20,359	5,422	14,937
	Euro	Sell	12/20/17	1,033,677	1,048,163	14,486
	Japanese Yen	Sell	11/15/17	1,019,575	1,052,300	32,725
	Mexican Peso	Sell	10/18/17	756,632	765,381	8,749
	New Zealand Dollar	Buy	10/18/17	3,103,009	3,118,707	(15,698)
	New Zealand Dollar	Sell	10/18/17	3,103,009	3,141,334	38,325
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/17	1,154,841	1,205,639	(50,798)
	British Pound	Sell	12/20/17	517,540	502,164	(15,376)
	Canadian Dollar	Buy	10/18/17	2,235,165	2,225,226	9,939
	Canadian Dollar	Sell	10/18/17	2,235,165	2,245,918	10,753
	Euro	Sell	12/20/17	1,025,487	1,042,261	16,774
	Indonesian Rupiah	Buy	11/15/17	10,897	8,296	2,601
	Japanese Yen	Sell	11/15/17	1,048,530	1,067,404	18,874
	Mexican Peso	Buy	10/18/17	3,435	3,393	42
	Mexican Peso	Sell	10/18/17	3,435	3,455	20
	New Zealand Dollar	Buy	10/18/17	797,974	822,973	(24,999)
	Norwegian Krone	Buy	12/20/17	1,026,640	1,046,673	(20,033)
	South African Rand	Buy	10/18/17	1,048,130	1,058,210	(10,080)
	South African Rand	Sell	10/18/17	1,048,130	1,075,960	27,830
	Swedish Krona	Sell	12/20/17	2,025,607	2,048,456	22,849
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	1,690,343	1,625,310	65,033
	Canadian Dollar	Buy	10/18/17	898,362	843,769	54,593
	Euro	Buy	12/20/17	6,885	11,803	(4,918)
	Japanese Yen	Sell	11/15/17	805,484	822,886	17,402
	New Zealand Dollar	Buy	10/18/17	2,185,747	2,193,252	(7,505)
	New Zealand Dollar	Sell	10/18/17	2,185,747	2,209,121	23,374
	Norwegian Krone	Buy	12/20/17	363,038	371,954	(8,916)
	Swedish Krona	Sell	12/20/17	1,027,019	1,053,023	26,004
	Turkish Lira	Buy	12/20/17	1,871,304	1,918,833	(47,529)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	1,052,101	1,049,056	3,045
	British Pound	Sell	12/20/17	1,055,094	1,068,110	13,016
	Canadian Dollar	Buy	10/18/17	1,209,198	1,190,491	18,707
	Canadian Dollar	Sell	10/18/17	1,209,198	1,223,308	14,110
	Euro	Buy	12/20/17	1,038,663	1,049,530	(10,867)
	New Zealand Dollar	Buy	10/18/17	937,842	981,125	(43,283)
	Norwegian Krone	Buy	12/20/17	2,584,322	2,642,667	(58,345)
	Swedish Krona	Sell	12/20/17	737,465	754,929	17,464
UBS AG
	Australian Dollar	Buy	10/18/17	1,166,213	1,159,991	6,222
	British Pound	Sell	12/20/17	1,334,616	1,293,758	(40,858)
	Canadian Dollar	Buy	10/18/17	1,110,609	1,108,001	2,608
	Euro	Sell	12/20/17	1,039,850	1,054,407	14,557
	Japanese Yen	Sell	11/15/17	2,090,932	2,120,005	29,073
	New Zealand Dollar	Buy	10/18/17	1,038,139	1,043,680	(5,541)
	New Zealand Dollar	Sell	10/18/17	1,038,139	1,045,903	7,764
	Norwegian Krone	Buy	12/20/17	1,844,397	1,875,779	(31,382)
	Swedish Krona	Sell	12/20/17	1,032,051	1,049,962	17,911
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	1,281,972	1,259,787	22,185
	Australian Dollar	Sell	10/18/17	1,281,972	1,287,283	5,311
	Canadian Dollar	Buy	10/18/17	1,147,399	1,126,641	20,758
	Canadian Dollar	Sell	10/18/17	1,147,399	1,146,704	(695)
	Japanese Yen	Sell	11/15/17	1,025,632	1,048,814	23,182
	New Zealand Dollar	Buy	10/18/17	2,143,288	2,147,705	(4,417)
	New Zealand Dollar	Sell	10/18/17	2,143,288	2,164,370	21,082

Unrealized appreciation						1,070,118
Unrealized depreciation						(948,201)

Total						$121,917
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-OAT 10 yr (Short)	12	$2,200,320	$2,200,320	Dec-17	$9,219

Unrealized appreciation					9,219
Unrealized depreciation					—

Total					$9,219

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/17 (premiums $5,063,509) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value

Bank of America N.A.
(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		$22,382,600	$53,718
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625		22,382,600	62,447
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		49,739,000	120,368
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325		49,739,000	179,060

Citibank, N.A.
(1.755)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.755		39,791,200	2,387
(2.033)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.033		9,997,000	4,799
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	5,422,000	5,383
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		$19,895,600	6,765
(2.00)/3 month USD-LIBOR-BBA/Dec-18	Dec-17/2.00		29,843,400	14,325
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05		29,843,000	32,230
(2.227)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.227		14,995,000	45,135
2.313/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.313		14,921,700	49,540
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		9,947,800	65,655
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		19,895,600	66,053
(2.253)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.253		14,995,000	66,728
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		9,947,800	107,834
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		9,947,800	172,196

Credit Suisse International
(1.892)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/1.892		9,947,800	10
2.295/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.295		59,686,800	344,394
2.21/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.21		45,246,000	468,750

Goldman Sachs International
(0.779)/3 month GBP-LIBOR-BBA/Oct-20	Oct-17/0.779	GBP	12,275,900	16
(1.619)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.619		$89,530,200	90
(2.03)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.03		9,997,000	100
(1.60)/3 month GBP-LIBOR-BBA/Oct-47	Oct-17/1.60	GBP	1,329,900	766
(0.7685)/3 month GBP-LIBOR-BBA/Nov-22	Nov-17/0.7685	GBP	10,230,000	2,330
(1.495)/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.495		$39,791,200	2,785
2.62/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.62		15,479,000	2,786
2.60/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.60		15,479,000	4,798
0.393/6 month EUR-EURIBOR-Reuters/Nov-22	Nov-17/0.393	EUR	13,640,000	10,156
2.5525/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.5525		$15,479,000	11,145
(0.217)/6 month EUR-EURIBOR-Reuters/Nov-22	Nov-17/0.217	EUR	13,640,000	13,542
(2.18375)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.18375		$15,479,500	16,563
1.495/3 month USD-LIBOR-BBA/Nov-18	Nov-17/1.495		39,791,200	60,483
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46		5,371,800	118,556
2.365/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.365		44,765,100	142,801
0.9135/3 month GBP-LIBOR-BBA/Nov-22	Nov-17/0.9135	GBP	10,230,000	157,370

JPMorgan Chase Bank N.A.
1.993/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.993		$9,948,000	99
(1.783)/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.783		9,948,000	1,592
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534		9,947,800	1,791
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		22,382,600	52,375
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25		22,382,600	63,790
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		49,739,000	117,384
2.33925/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.33925		44,765,100	153,544
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919		49,739,000	182,542
2.284/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.284		44,765,100	203,235
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		8,886,000	205,533

Total				$3,393,949

WRITTEN OPTIONS OUTSTANDING at 9/30/17 (premiums $689,741) (Unaudited)

Counterparty	Expiration date/strike price	Notional Amount	Contract amount	Value

Bank of America N.A.
USD/CNH (Put)	Dec-17/CNH 6.40	$10,484,000	$10,484,000	$3,732

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/$99.96	11,000,000	11,000,000	70,202
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.86	11,000,000	11,000,000	65,428
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.77	11,000,000	11,000,000	60,907
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.40	11,000,000	11,000,000	45,287
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.30	11,000,000	11,000,000	41,888
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Dec-17/99.21	11,000,000	11,000,000	38,709
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/101.78	22,000,000	22,000,000	12,144
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Nov-17/101.34	22,000,000	22,000,000	24,156
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Nov-17/100.24	50,000,000	50,000,000	259,850
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Oct-17/98.16	3,000,000	3,000,000	40,818

Total				$663,121

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
2.214/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.214		$29,990,000	$(92,969)	$3,899
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		2,984,300	(320,215)	3,641
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		4,973,900	(194,479)	(3,830)
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203		4,973,900	(99,478)	(8,555)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925		2,984,300	(105,197)	(8,595)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		4,973,900	(194,479)	(13,380)
(2.398)/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.398		29,990,000	(92,969)	(17,694)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203		4,973,900	(99,478)	(22,979)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785		2,984,300	(320,215)	(25,486)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925		2,984,300	(105,197)	(57,597)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175		2,984,300	269,632	120,983
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175		2,984,300	269,632	42,467
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413		4,973,900	191,246	40,438
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413		4,973,900	191,246	16,513
2.306/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.306		14,995,000	92,969	9,747
(2.306)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.306		14,995,000	92,969	(7,947)

Barclays Bank PLC
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43		2,984,300	(41,631)	179
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205		4,973,900	(99,478)	(8,804)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205		4,973,900	(99,478)	(22,780)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43		2,984,300	(41,631)	(27,008)

Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		4,973,900	(194,479)	(4,526)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		4,973,900	(194,479)	(12,634)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42		4,973,900	191,495	39,194
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42		4,973,900	190,500	17,359

Goldman Sachs International
2.22/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.22		29,843,400	(92,515)	9,251
2.21/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.21		29,990,000	(42,986)	4,499
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	2,501
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(5,903)
(2.39)/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/2.39		29,990,000	(42,986)	(11,396)
2.30/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.30		14,995,000	59,980	6,148
2.554/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.554		14,921,700	2,984	(4,029)
(2.304)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.304		14,921,700	89,530	(9,401)
(2.30)/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.30		14,995,000	59,980	(11,396)

JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		2,984,300	(416,683)	7,938
1.758/6 month EUR-EURIBOR-Reuters/Sep-49 (Purchased)	Sep-19/1.758	EUR	2,489,000	(226,532)	(468)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(102,003)
1.376/6 month EUR-EURIBOR-Reuters/Sep-29 (Purchased)	Sep-19/1.376	EUR	6,240,000	(228,967)	(2,153)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79		$2,984,300	283,359	142,172
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79		2,984,300	283,359	13,041
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39 (Written)	Sep-19/1.733	EUR	6,820,000	450,296	(25)

Unrealized appreciation					479,970
Unrealized depreciation					(388,589)

Total					$91,381

TBA SALE COMMITMENTS OUTSTANDING at 9/30/17 (proceeds receivable $67,127,852) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.50%, 10/1/47	$5,000,000	10/12/17	$5,366,406
Federal National Mortgage Association, 4.00%, 10/1/47	8,000,000	10/12/17	8,421,875
Federal National Mortgage Association, 3.50%, 10/1/47	31,000,000	10/12/17	31,956,642
Federal National Mortgage Association, 3.00%, 10/1/47	18,000,000	10/12/17	18,056,250
Government National Mortgage Association, 4.00%, 10/1/47	3,000,000	10/23/17	3,158,906

Total			$66,960,079

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi-nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$9,947,800	$73,116		$(19,968)	10/3/27	2.201% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	$53,149
		9,947,800	29,147		(16,983)	10/3/27	2.2495% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	12,164
		9,947,800	37,304		(16,983)	10/3/27	2.2405% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	20,321
		6,242,000	14,232	(E)	(7,983)	12/20/22	2.00% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	6,248
		1,648,000	1,889	(E)	(9,660)	12/20/27	3 month USD-LIBOR-BBA - Quarterly	2.30% - Semiannually	(11,548)
		135,367,100	26,126	(E)	(5,541)	12/20/19	1.80% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	20,585
		39,690,200	4,048	(E)	20,258	12/20/22	2.05% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	16,209
		46,198,500	262,176	(E)	(224,422)	12/20/27	2.25% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	37,755
		2,658,000	23,994	(E)	27,535	12/20/47	3 month USD-LIBOR-BBA - Quarterly	2.50% - Semiannually	3,542
		2,758,000	2,957		(20)	10/2/27	2.2935% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(2,977)
		8,597,000	9,809	(E)	(70)	10/17/27	2.30% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(9,879)
		2,387,500	2,328	(E)	(19)	11/1/27	2.304% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(2,347)
	AUD	20,983,000	1,860	(E)	(34,808)	12/20/22	2.65% - Semiannually	6 month AUD-BBR-BBSW- Semiannually	(36,668)
	AUD	2,068,000	4,756	(E)	4,441	12/20/27	3.00% - Semiannually	6 month AUD-BBR-BBSW- Semiannually	9,197
	AUD	10,194,000	1,183	(E)	(18)	9/26/20	3 month AUD-BBR-BBSW - Quarterly	2.51% - Quarterly	1,165
	AUD	10,194,000	184	(E)	(18)	9/27/20	3 month AUD-BBR-BBSW - Quarterly	2.4925% - Quarterly	(202)
	BRL	7,491,718	57,289		(21)	1/2/23	Brazil Cetip DI Interbank Deposit Rate - At maturity	0.00% - At maturity	56,267
	BRL	3,391,342	154,171		(9)	1/2/23	0.00% - At maturity	Brazil Cetip DI Interbank Deposit Rate - At maturity	(141,484)
	BRL	3,764,120	85,163		(10)	1/2/23	Brazil Cetip DI Interbank Deposit Rate - At maturity	0.00% - At maturity	84,713
	BRL	14,561,702	101,725		(18)	1/2/19	0.00% - At maturity	Brazil Cetip DI Interbank Deposit Rate - At maturity	(100,042)
	BRL	3,805,921	35,253		(15)	1/2/23	0.00% - At maturity	Brazil Cetip DI Interbank Deposit Rate - At maturity	(34,845)
	BRL	6,343,440	2,656		(20)	1/4/21	Brazil Cetip DI Interbank Deposit Rate - At maturity	0.00% - At maturity	2,636
	BRL	16,899,278	2,780		(1)	1/2/19	0.00% - At maturity	Brazil Cetip DI Interbank Deposit Rate - At maturity	(2,781)
	CAD	22,679,000	63,616	(E)	(42,463)	12/20/22	3 month CAD-BA-CDOR - Semiannually	2.25% - Semiannually	21,153
	CAD	6,000	31	(E)	49	12/20/27	2.50% - Semiannually	3 month CAD-BA-CDOR- Semiannually	18
	CHF	1,657,000	14,184	(E)	(9,932)	12/20/27	0.25% - Annually	6 month CHF-LIBOR-BBA - Semiannually	4,251
	CHF	26,230,000	139,175	(E)	(123,123)	12/20/22	-	0.25% plus 6 month CHF-LIBOR-BBA - Semiannually	16,053
	CHF	7,668,000	808		(18)	9/29/19	-	0.528% plus 6 month CHF-LIBOR-BBA - Semiannually	(879)
	CHF	7,668,000	958		(18)	10/2/19	-	0.526% plus 6 month CHF-LIBOR-BBA - Semiannually	(976)
	CZK	14,550,000	14,630		(8)	7/13/27	1.35% - Annually	6 month CZK-PRIBOR-PRBO- Semiannually	13,202
	EUR	3,103,000	543	(E)	(12)	2/18/20	-	0.124% plus 1 day EUR-EURIBOR-REUTERS- Annually	(555)
	EUR	3,103,000	1,291	(E)	(12)	2/18/20	-	0.104% plus 1 day EUR-EURIBOR-REUTERS- Annually	(1,303)
	EUR	9,956,000	15,297		(87)	4/26/22	0.21% - Annually	6 month EUR-EURIBOR-REUTERS- Semiannually	(38,119)
	EUR	9,970,000	13,645		(88)	5/4/22	0.21% - Annually	6 month EUR-EURIBOR-REUTERS- Semiannually	(35,492)
	EUR	8,927,000	401	(E)	6,296	12/20/22	0.30% - Annually	6 month EUR-EURIBOR-REUTERS- Semiannually	6,697
	EUR	19,192,000	97,991	(E)	(131,830)	12/20/27	6 month EUR-EURIBOR-REUTERS - Semiannually	1.00% - Annually	(33,839)
	GBP	1,405,000	15,308	(E)	(26)	1/19/32	1.912% - Semiannually	6 month GBP-LIBOR-BBA - Semiannually	(15,334)
	GBP	6,390,000	6,576		(20)	9/15/19	6 month GBP-LIBOR-BBA - Semiannually	0.766% - Semiannually	(5,481)
	GBP	10,204,000	61,981	(E)	(57,647)	12/20/22	1.05% - Semiannually	6 month GBP-LIBOR-BBA - Semiannually	4,335
	GBP	13,000	69	(E)	(113)	12/20/27	1.40% - Semiannually	6 month GBP-LIBOR-BBA - Semiannually	(44)
	GBP	1,278,000	908	(E)	(16)	9/22/32	1.863% - Semiannually	6 month GBP-LIBOR-BBA - Semiannually	(923)
	GBP	6,390,000	5,403	(E)	7,934	12/20/19	6 month GBP-LIBOR-BBA - Semiannually	0.85% - Semiannually	2,531
	MXN	32,807,000	98,259		—	1/1/26	1 month MXN-TIIE-BANXICO - 28 Days	6.16% - 28 Days	(98,880)
	MXN	33,655,000	57,995		—	10/6/21	1 month MXN-TIIE-BANXICO - 28 Days	5.93% - 28 Days	(59,359)
	MXN	7,880,000	32,810		(5)	12/24/26	8.12% - 28 Days	1 month MXN-TIIE-BANXICO- 28 Days	(32,971)
	MXN	9,640,000	43,187		(6)	1/7/27	8.20% - 28 Days	1 month MXN-TIIE-BANXICO- 28 Days	(43,229)
	NOK	25,787,000	6,100	(E)	(15,652)	12/20/27	6 month NOK-NIBOR-NIBR - Semiannually	2.00% - Annually	(9,552)
	NOK	120,159,000	24,410	(E)	(9,550)	12/20/22	1.50% - Annually	6 month NOK-NIBOR-NIBR- Semiannually	14,861
	NZD	9,932,000	818	(E)	(6,997)	12/20/27	3 month NZD-BBR-FRA - Quarterly	3.30% - Semiannually	(7,816)
	NZD	2,861,000	378	(E)	4,527	12/20/22	3 month NZD-BBR-FRA - Quarterly	2.80% - Semiannually	4,149
	NZD	11,196,000	1,294	(E)	(18)	9/27/20	2.78% - Semiannually	3 month NZD-BBR-FRA- Quarterly	1,275
	NZD	11,196,000	2,693	(E)	(18)	9/30/20	2.764% - Semiannually	3 month NZD-BBR-FRA- Quarterly	2,675
	SEK	112,563,000	30,611	(E)	(20,884)	12/20/22	0.50% - Annually	3 month SEK-STIBOR-SIDE- Quarterly	9,728
	SEK	24,810,000	22,401	(E)	7,449	12/20/27	3 month SEK-STIBOR-SIDE - Quarterly	1.25% - Annually	(14,952)

	Total				$(676,641)				$(317,598)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Swap counterparty/ Notional amount	Value		Upfront premium received (paid)	Termi-nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Barclays Bank PLC
$119,940	$122,176		$—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	$3,319
139,046	138,616		—	1/12/40	4.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools - Monthly	(244)
69,075	68,541		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	323
120,208	119,837		—	1/12/40	4.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools - Monthly	(211)
10,976	10,899		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	56
168,068	168,188		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools - Monthly	416
798,195	795,728		—	1/12/40	4.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools - Monthly	(1,401)
678,204	676,833		—	1/12/40	4.50% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools - Monthly	(325)
428,636	431,349		—	1/12/39	(6.00%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools - Monthly	(3,629)
101,324	102,376		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools - Monthly	2,170
60,972	61,605		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools - Monthly	1,306
77,363	78,166		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools - Monthly	1,657
123,306	122,446		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	634
17,688	17,565		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	91
211,757	213,679		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(4,282)
95,225	97,395		—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(3,084)
158,506	161,074		—	1/12/43	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(3,911)
1,344,331	1,342,234		—	1/12/40	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	246
11,246,296	11,230,364		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	3,638
7,176,734	7,197,958		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(37,725)

Citibank, N.A.
671,266	670,315		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	217
406,774	406,198		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	132
1,050,466	1,048,978		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	340

Credit Suisse International
441,187	440,562		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools - Monthly	143
487,842	489,285		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(2,564)
140,912	142,375		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools - Monthly	3,018
149,062	150,415		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(3,014)
164,232	165,723		—	1/12/41	(5.00%) 1month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(3,321)
137,771	139,201		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools - Monthly	2,951
262,775	265,503		—	1/12/41	5.00% (1 month USD-LIBOR) - Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools - Monthly	5,628
115,604	117,860		—	1/12/44	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	3,248
57,860	58,989		—	1/12/44	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	1,625
75,404	76,876		—	1/12/44	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	2,118
105,180	106,884		—	1/12/43	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	2,595
84,458	85,827		—	1/12/43	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	2,084
202,405	205,684		—	1/12/43	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	4,994
555,528	573,381		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	23,100
227,590	234,904		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	9,464
215,204	221,789		—	1/12/45	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	8,492
224,559	229,675		—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(7,273)

Deutsche Bank AG
487,842	489,285		—	1/12/38	(6.50%) 1 month USD-LIBOR- Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(2,564)

Goldman Sachs International
126,849	125,868		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	593
51,149	50,792		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	263
297,699	303,248		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	8,238
297,699	303,248		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	8,238
341,667	342,677		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(1,796)
128,347	128,726		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	(6.50%) 1 month USD-LIBOR - Monthly	(675)
18,551	18,408		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	87
176,684	180,703		—	1/12/40	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	5,713
48,664	48,288		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	227
97,319	96,567		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	455
238,555	239,260		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(1,254)
468,062	469,447		—	1/12/38	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(2,460)
286,230	287,077		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(1,505)
21,953	22,018		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(115)
58,497	58,670		—	1/12/38	(6.50%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools - Monthly	(307)
3,628	3,603		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	19
69,370	68,886		—	1/12/38	6.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools - Monthly	356
387,638	394,863		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	10,726
49,697	49,313		—	1/12/39	6.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools - Monthly	232
335,088	341,333		—	1/12/42	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	9,272
218,022	220,001		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(4,408)
238,528	243,183		—	1/12/44	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	6,701
190,427	194,144		—	1/12/44	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	5,350
116,882	119,163		—	1/12/44	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	3,284
225,889	233,149		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	9,393
148,391	150,795		—	1/12/43	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(3,661)
406,494	419,558		—	1/12/45	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	16,903
160,167	161,646		—	1/12/44	(3.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools - Monthly	(2,738)
534,510	546,686		—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(17,310)

JPMorgan Chase Bank N.A.
445,665	455,817		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	14,433
338,350	346,058		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	10,958
70,280	71,881		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	2,276
218,022	220,001		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools - Monthly	(4,408)

JPMorgan Securities LLC
189,018	193,985		—	1/12/44	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	6,708
85,145	86,525		—	1/12/43	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(2,101)
1,438,065	1,464,868		—	1/12/42	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(39,794)
508,878	514,160		—	1/12/41	(5.00%) 1 month USD-LIBOR - Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools - Monthly	(10,898)
794,706	810,216		—	1/12/44	(3.50%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(22,325)

Upfront premium received			—			Unrealized appreciation	204,430
Upfront premium (paid)			—			Unrealized depreciation	(189,303)

		Total	$—			Total	$15,127

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termi-nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

EUR	6,295,000	$22,276	$—	7/15/27	(1.40%) - At maturity	Eurostat Eurozone HICP excluding tobacco - At maturity	$22,276
EUR	6,295,000	45,102	—	7/15/37	1.71% - At maturity	Eurostat Eurozone HICP excluding tobacco - At maturity	(45,103)
EUR	2,361,000	8,600	(31)	8/15/27	(1.42%) - At maturity	Eurostat Eurozone HICP excluding tobacco - At maturity	8,570
EUR	2,361,000	23,794	(57)	8/15/37	1.71% - At maturity	Eurostat Eurozone HICP excluding tobacco - At maturity	(23,851)
EUR	3,935,000	10,646	(51)	8/15/27	(1.4275%) - At maturity	Eurostat Eurozone HICP excluding tobacco - At maturity	10,595
EUR	3,935,000	36,025	(94)	8/15/37	1.7138% - At maturity	Eurostat Eurozone HICP excluding tobacco - At maturity	(36,120)
EUR	3,148,000	3,315	(41)	9/15/27	(1.4475%) - At maturity	Eurostat Eurozone HICP excluding tobacco - At maturity	3,275
EUR	3,148,000	16,010	(76)	9/15/37	1.735% - At maturity	Eurostat Eurozone HICP excluding tobacco - At maturity	(16,086)
	$2,544,000	11,901	—	7/3/22	(1.9225%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	11,901
	2,544,000	12,275	—	7/3/27	2.085% - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(12,275)
	2,927,000	18,510	—	7/5/22	(1.89%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	18,510
	2,927,000	24,423	—	7/5/27	2.05% - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(24,423)

Total			$(350)				$(82,731)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$5,468	$80,000	$12,128	5/11/63	300 bp - Monthly	$(6,620)
	CMBX NA BBB-.6 Index	BBB-/P	10,546	175,000	26,530	5/11/63	300 bp - Monthly	(15,896)
	CMBX NA BBB-.6 Index	BBB-/P	21,545	349,000	52,908	5/11/63	300 bp - Monthly	(31,189)
	CMBX NA BBB-.6 Index	BBB-/P	20,577	361,000	54,728	5/11/63	300 bp - Monthly	(33,970)

	Citigroup Global Markets, Inc.
	CMBX NA BBB-.6 Index	BBB-/P	20,790	153,000	23,195	5/11/63	300 bp - Monthly	(2,328)

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	6,647	58,000	8,793	5/11/63	300 bp - Monthly	(2,116)
	CMBX NA BBB-.6 Index	BBB-/P	16,463	130,000	19,708	5/11/63	300 bp - Monthly	(3,180)
	CMBX NA BBB-.6 Index	BBB-/P	402,021	3,760,000	570,016	5/11/63	300 bp - Monthly	(166,113)
	CMBX NA BBB-.7 Index	BBB-/P	34,676	528,000	58,450	1/17/47	300 bp - Monthly	(23,510)
	CMBX NA BBB-.7 Index	BBB-/P	415,622	5,623,000	622,466	1/17/47	300 bp - Monthly	(204,030)

	Goldman Sachs International
	CMBX NA BBB-.6 Index	BBB-/P	5,978	69,000	10,460	5/11/63	300 bp - Monthly	(4,448)
	CMBX NA BBB-.6 Index	BBB-/P	8,842	79,000	11,976	5/11/63	300 bp - Monthly	(3,095)
	CMBX NA BBB-.6 Index	BBB-/P	9,574	87,000	13,189	5/11/63	300 bp - Monthly	(3,572)
	CMBX NA BBB-.6 Index	BBB-/P	8,117	94,000	14,250	5/11/63	300 bp - Monthly	(6,086)
	CMBX NA BBB-.6 Index	BBB-/P	8,608	102,000	15,463	5/11/63	300 bp - Monthly	(6,805)
	CMBX NA BBB-.6 Index	BBB-/P	8,150	103,000	15,615	5/11/63	300 bp - Monthly	(7,413)
	CMBX NA BBB-.6 Index	BBB-/P	16,916	113,000	17,131	5/11/63	300 bp - Monthly	(159)
	CMBX NA BBB-.6 Index	BBB-/P	13,259	119,000	18,040	5/11/63	300 bp - Monthly	(4,721)
	CMBX NA BBB-.6 Index	BBB-/P	13,360	123,000	18,647	5/11/63	300 bp - Monthly	(5,225)
	CMBX NA BBB-.6 Index	BBB-/P	13,309	123,000	18,647	5/11/63	300 bp - Monthly	(5,277)
	CMBX NA BBB-.6 Index	BBB-/P	10,857	131,000	19,860	5/11/63	300 bp - Monthly	(8,937)
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	21,679	5/11/63	300 bp - Monthly	(5,650)
	CMBX NA BBB-.6 Index	BBB-/P	15,957	143,000	21,679	5/11/63	300 bp - Monthly	(5,650)
	CMBX NA BBB-.6 Index	BBB-/P	12,743	151,000	22,892	5/11/63	300 bp - Monthly	(10,074)
	CMBX NA BBB-.6 Index	BBB-/P	21,242	153,000	23,195	5/11/63	300 bp - Monthly	(1,876)
	CMBX NA BBB-.6 Index	BBB-/P	20,787	192,000	29,107	5/11/63	300 bp - Monthly	(8,224)
	CMBX NA BBB-.6 Index	BBB-/P	14,034	206,000	31,230	5/11/63	300 bp - Monthly	(17,093)
	CMBX NA BBB-.6 Index	BBB-/P	31,126	222,000	33,655	5/11/63	300 bp - Monthly	(2,418)
	CMBX NA BBB-.6 Index	BBB-/P	11,031	228,000	34,565	5/11/63	300 bp - Monthly	(23,420)
	CMBX NA BBB-.6 Index	BBB-/P	11,164	229,000	34,716	5/11/63	300 bp - Monthly	(23,438)
	CMBX NA BBB-.6 Index	BBB-/P	11,359	229,000	34,716	5/11/63	300 bp - Monthly	(23,243)
	CMBX NA BBB-.6 Index	BBB-/P	28,369	233,000	35,323	5/11/63	300 bp - Monthly	(6,838)
	CMBX NA BBB-.6 Index	BBB-/P	12,206	234,000	35,474	5/11/63	300 bp - Monthly	(23,152)
	CMBX NA BBB-.6 Index	BBB-/P	32,901	315,000	47,754	5/11/63	300 bp - Monthly	(14,695)
	CMBX NA BBB-.6 Index	BBB-/P	37,501	342,000	51,847	5/11/63	300 bp - Monthly	(14,176)
	CMBX NA BBB-.6 Index	BBB-/P	42,332	384,000	58,214	5/11/63	300 bp - Monthly	(15,690)
	CMBX NA BBB-.7 Index	BBB-/P	8,225	118,000	13,063	1/17/47	300 bp - Monthly	(4,779)
	CMBX NA BBB-.7 Index	BBB-/P	197,205	2,668,000	295,348	1/17/47	300 bp - Monthly	(96,809)

	JPMorgan Securities LLC
	CMBX NA BBB-.6 Index	BBB-/P	6,331	49,000	7,428	5/11/63	300 bp - Monthly	(1,073)
	CMBX NA BBB-.6 Index	BBB-/P	5,697	50,000	7,580	5/11/63	300 bp - Monthly	(1,858)
	CMBX NA BBB-.6 Index	BBB-/P	7,926	55,000	8,338	5/11/63	300 bp - Monthly	(384)
	CMBX NA BBB-.6 Index	BBB-/P	8,071	62,000	9,399	5/11/63	300 bp - Monthly	(1,298)
	CMBX NA BBB-.6 Index	BBB-/P	7,875	63,000	9,551	5/11/63	300 bp - Monthly	(1,644)
	CMBX NA BBB-.6 Index	BBB-/P	10,040	90,000	13,644	5/11/63	300 bp - Monthly	(3,559)
	CMBX NA BBB-.6 Index	BBB-/P	11,934	103,000	15,615	5/11/63	300 bp - Monthly	(3,629)
	CMBX NA BBB-.6 Index	BBB-/P	12,023	103,000	15,615	5/11/63	300 bp - Monthly	(3,541)
	CMBX NA BBB-.6 Index	BBB-/P	16,352	112,000	16,979	5/11/63	300 bp - Monthly	(571)
	CMBX NA BBB-.6 Index	BBB-/P	16,286	124,000	18,798	5/11/63	300 bp - Monthly	(2,450)
	CMBX NA BBB-.6 Index	BBB-/P	13,688	125,000	18,950	5/11/63	300 bp - Monthly	(5,200)
	CMBX NA BBB-.6 Index	BBB-/P	16,923	129,000	19,556	5/11/63	300 bp - Monthly	(2,569)
	CMBX NA BBB-.6 Index	BBB-/P	11,152	131,000	19,860	5/11/63	300 bp - Monthly	(8,642)
	CMBX NA BBB-.6 Index	BBB-/P	21,028	168,000	25,469	5/11/63	300 bp - Monthly	(4,357)
	CMBX NA BBB-.6 Index	BBB-/P	19,893	179,000	27,136	5/11/63	300 bp - Monthly	(7,154)
	CMBX NA BBB-.6 Index	BBB-/P	21,423	191,000	28,956	5/11/63	300 bp - Monthly	(7,437)
	CMBX NA BBB-.6 Index	BBB-/P	21,088	192,000	29,107	5/11/63	300 bp - Monthly	(7,923)
	CMBX NA BBB-.6 Index	BBB-/P	27,772	197,000	29,865	5/11/63	300 bp - Monthly	(1,995)
	CMBX NA BBB-.6 Index	BBB-/P	23,606	208,000	31,533	5/11/63	300 bp - Monthly	(7,823)
	CMBX NA BBB-.6 Index	BBB-/P	26,521	217,000	32,897	5/11/63	300 bp - Monthly	(6,268)
	CMBX NA BBB-.6 Index	BBB-/P	26,521	217,000	32,897	5/11/63	300 bp - Monthly	(6,268)
	CMBX NA BBB-.6 Index	BBB-/P	26,038	229,000	34,716	5/11/63	300 bp - Monthly	(8,564)
	CMBX NA BBB-.6 Index	BBB-/P	35,180	232,000	35,171	5/11/63	300 bp - Monthly	67
	CMBX NA BBB-.6 Index	BBB-/P	31,908	270,000	40,932	5/11/63	300 bp - Monthly	(8,889)
	CMBX NA BBB-.6 Index	BBB-/P	29,242	278,000	42,145	5/11/63	300 bp - Monthly	(12,764)
	CMBX NA BBB-.6 Index	BBB-/P	27,776	283,000	42,903	5/11/63	300 bp - Monthly	(14,985)
	CMBX NA BBB-.6 Index	BBB-/P	31,696	288,000	43,661	5/11/63	300 bp - Monthly	(11,821)
	CMBX NA BBB-.6 Index	BBB-/P	35,405	302,000	45,783	5/11/63	300 bp - Monthly	(10,227)
	CMBX NA BBB-.6 Index	BBB-/P	33,035	315,000	47,754	5/11/63	300 bp - Monthly	(14,562)
	CMBX NA BBB-.6 Index	BBB-/P	40,087	328,000	49,725	5/11/63	300 bp - Monthly	(9,474)
	CMBX NA BBB-.6 Index	BBB-/P	43,848	395,000	59,882	5/11/63	300 bp - Monthly	(15,837)
	CMBX NA BBB-.6 Index	BBB-/P	70,494	466,000	70,646	5/11/63	300 bp - Monthly	(152)
	CMBX NA BBB-.6 Index	BBB-/P	52,979	480,000	72,768	5/11/63	300 bp - Monthly	(19,549)
	CMBX NA BBB-.6 Index	BBB-/P	77,596	560,000	84,896	5/11/63	300 bp - Monthly	(7,020)
	CMBX NA BBB-.6 Index	BBB-/P	400,348	3,343,000	506,799	5/11/63	300 bp - Monthly	(104,779)

	Upfront premium received		2,863,246			Unrealized appreciation		67
	Upfront premium (paid)		—			Unrealized depreciation		(1,166,181)

		Total	$2,863,246				Total	$(1,166,114)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi-nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(18,452)	$113,000	$22,058	1/17/47	(500 bp) - Monthly	$3,512
	CMBX NA BB.7 Index	(17,747)	113,000	22,058	1/17/47	(500 bp) - Monthly	4,216

	Credit Suisse International
	CMBX NA BB.7 Index	(29,194)	1,654,000	401,757	5/11/63	(500 bp) - Monthly	371,183
	CMBX NA BB.7 Index	(234,066)	1,423,000	277,770	1/17/47	(500 bp) - Monthly	42,519

	Goldman Sachs International
	CMBX NA BB.6 Index	(92,376)	903,000	219,339	5/11/63	(500 bp) - Monthly	126,210
	CMBX NA BB.7 Index	(27,088)	179,000	34,941	1/17/47	(500 bp) - Monthly	7,704
	CMBX NA BB.6 Index	(47,339)	324,000	78,700	5/11/63	(500 bp) - Monthly	31,091
	CMBX NA BB.7 Index	(74,898)	443,000	86,474	1/17/47	(500 bp) - Monthly	11,206
	CMBX NA BB.7 Index	(35,390)	216,000	42,163	1/17/47	(500 bp) - Monthly	6,593
	CMBX NA BB.7 Index	(26,396)	130,000	25,376	1/17/47	(500 bp) - Monthly	(1,129)

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(47,121)	325,000	78,943	5/11/63	(500 bp) - Monthly	31,550
	CMBX NA BB.6 Index	(28,120)	200,000	48,580	5/11/63	(500 bp) - Monthly	20,293
	CMBX NA BB.6 Index	(28,477)	198,000	48,094	5/11/63	(500 bp) - Monthly	19,452
	CMBX NA BB.6 Index	(798)	6,000	1,457	5/11/63	(500 bp) - Monthly	655
	CMBX NA BB.7 Index	(40,618)	260,000	50,752	1/17/47	(500 bp) - Monthly	9,918
	CMBX NA BB.7 Index	(41,089)	253,000	49,386	1/17/47	(500 bp) - Monthly	8,086
	CMBX NA BB.7 Index	(35,690)	228,000	44,506	1/17/47	(500 bp) - Monthly	8,626
	CMBX NA BB.7 Index	(29,082)	182,000	35,526	1/17/47	(500 bp) - Monthly	6,293
	CMBX NA BB.7 Index	(21,373)	130,000	25,376	1/17/47	(500 bp) - Monthly	3,894
	CMBX NA BB.7 Index	(17,747)	113,000	22,058	1/17/47	(500 bp) - Monthly	4,216
	CMBX NA BB.7 Index	(6,379)	42,000	8,198	1/17/47	(500 bp) - Monthly	1,784
	CMBX NA BBB-.7 Index	(103,524)	1,124,000	124,427	1/17/47	(300 bp) - Monthly	20,341
	CMBX NA BBB-.7 Index	(37,437)	450,000	49,815	1/17/47	(300 bp) - Monthly	12,153
	CMBX NA BBB-.7 Index	(17,403)	220,000	24,354	1/17/47	(300 bp) - Monthly	6,841
	CMBX NA BBB-.7 Index	(21,984)	197,000	21,808	1/17/47	(300 bp) - Monthly	(274)
	CMBX NA BBB-.7 Index	(10,092)	118,000	13,063	1/17/47	(300 bp) - Monthly	2,911
	CMBX NA BBB-.7 Index	(6,133)	114,000	12,620	1/17/47	(300 bp) - Monthly	6,430
	CMBX NA BBB-.7 Index	(6,329)	74,000	8,192	1/17/47	(300 bp) - Monthly	1,826

	Upfront premium received	—			Unrealized appreciation		769,503
	Upfront premium (paid)	(1,102,342)			Unrealized depreciation		(1,403)

	Total	$(1,102,342)				Total	$768,100

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/17 (Unaudited)
Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	(paid)	appreciation/
	Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)

	NA HY Series 29 Index	$443,658	$5,955,000	$466,384	12/20/22	(500 bp) - Quarterly	$(24,380)

	Total	$443,658					$(24,380)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $210,719,370.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $59,427, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

	Short-term investments
	Putnam Short Term Investment Fund**	$6,506,207	$63,945,896	$57,972,309	$87,744	$12,479,794

	Total Short-term investments	$6,506,207	$63,945,896	$57,972,309	$87,744	$12,479,794
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $43,823.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,572,651.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,490,991.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $72,233,693 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	87.0%
	Greece	1.7
	Brazil	1.7
	Russia	1.6
	Argentina	1.4
	Canada	0.9
	Mexico	0.9
	Indonesia	0.7
	Luxembourg	0.7
	United Kingdom	0.6
	Other	2.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $102,965 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,511,397 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,572,651 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$13,839
Energy	142,320	8,843	7,938
Transportation	—	4,879	—
Utilities and power	—	10,887	—
Total common stocks	142,320	24,609	21,777
Convertible bonds and notes	—	2,203,627	—
Convertible preferred stocks	—	13,456	—
Corporate bonds and notes	—	68,323,144	2
Foreign government and agency bonds and notes	—	16,386,332	—
Mortgage-backed securities	—	98,499,659	—
Preferred stocks	184,272	—	—
Purchased options outstanding	—	577,561	—
Purchased swap options outstanding	—	3,213,652	—
Senior loans	—	3,101,863	—
U.S. government and agency mortgage obligations	—	101,583,046	—
U.S. treasury obligations	—	113,605	—
Warrants	1,705	—	—
Short-term investments	12,589,794	9,111,700	—

Totals by level	$12,918,091	$303,152,254	$21,779

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$121,917	$—
Futures contracts	9,219	—	—
Written options outstanding	—	(663,121)	—
Written swap options outstanding	—	(3,393,949)	—
Forward premium swap option contracts	—	91,381	—
TBA sale commitments	—	(66,960,079)	—
Interest rate swap contracts	—	359,043	—
Total return swap contracts	—	(67,254)	—
Credit default contracts	—	(2,626,956)	—

Totals by level	$9,219	$(73,139,018)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,870,442	$4,497,398
Foreign exchange contracts	1,083,653	951,933
Equity contracts	1,705	—
Interest rate contracts	5,593,992	5,477,263

Total	$8,549,792	$10,926,594

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$90,800,000
Purchased currency option contracts (contract amount)		$14,500,000
Purchased swap option contracts (contract amount)		$868,700,000
Written TBA commitment option contracts (contract amount)		$128,600,000
Written currency option contracts (contract amount)		$14,500,000
Written swap option contracts (contract amount)		$789,900,000
Futures contracts (number of contracts)		10
Forward currency contracts (contract amount)		$208,500,000
Centrally cleared interest rate swap contracts (notional)		$473,100,000
OTC total return swap contracts (notional)		$66,500,000
Centrally cleared total return swap contracts (notional)		$14,400,000
OTC credit default contracts (notional)		$36,400,000
Centrally cleared credit default contracts (notional)		$9,100,000
Warrants (number of warrants)		3,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017